Basis of presentation and statement of compliance (Policies)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Basis of preparation	Basis of preparation
The interim condensed consolidated financial statements were closed by the Chief Executive Officer, approved and authorized by the Board of Directors on September 16, 2026 upon recommendation of the Audit Committee on September 11, 2026.
They have been prepared in accordance with IAS 34, ‘Interim Financial Reporting’ as issued by the International Accounting Standard Board (“IASB”), as adopted by the European Union (EU). For the presented periods, the differences between IFRS as issued by IASB and IFRS adopted by EU had no impact on the interim condensed consolidated financial statements as of June 30, 2026.
The general accounting conventions were applied in accordance with the underlying assumptions, namely (i) going concern, (ii) permanence of accounting methods from one year to the next and (iii) independence of financial years, and in conformity with the general rules for the preparation and presentation of consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”). The interim condensed consolidated financial statements do not include all disclosures required for annual financial statements and should therefore be read in conjunction with the consolidated financial statements as of and for the year ended December 31, 2025.
The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
The Group has historically financed its operations through revenues generated from collaboration and licensing agreements, public funding, capital increases and other financing arrangements.
As of June 30, 2026, based on the Group’s cash position at that date and management’s cash flow forecasts, the Group would not have had sufficient financial resources to fund its planned operations over the twelve-month period following the approval of these interim condensed consolidated financial statements.
On August 10, 2026, the Company entered into a strategic licensing and commercialization agreement with Swedish Orphan Biovitrum AB (“Sobi”) relating to lacutamab. Under the terms of the agreement, the Company is entitled to receive an upfront payment of USD 75 million upon closing of the transaction, in addition to potential future development, regulatory and commercial milestone payments and royalties.
The conditions required for the effectiveness of the agreement, including those relating to antitrust regulatory clearances and manufacturing capacity arrangements, have been satisfied prior to the approval of these interim condensed consolidated financial statements. Management therefore expects the upfront payment of USD 75 million to be received in accordance with the contractual terms.
In addition, the Company successfully completed on August 14, 2026 an equity financing transaction through a private placement of ordinary shares, generating gross proceeds of approximately €30 million.
Taking into account the expected proceeds from the Sobi transaction together with the proceeds received from the capital increase, management estimates that the Group has sufficient financial resources to fund its planned operations until the first quarter of 2028.
Accordingly, the Board of Directors has adopted the going concern basis in preparing these interim condensed consolidated financial statements.

Except for share data and per share amounts, the Consolidated Financial Statements are presented in thousands of euro. Amounts are rounded up or down to the nearest whole number for the calculation of certain financial data and other information contained in these accounts. Accordingly, the total amounts presented in certain tables may not be the exact sum of the preceding figures

Use of judgments and estimates	Use of judgments and estimates
The preparation of financial statements in accordance with IFRS requires the Company to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period.
These estimates can be revised where the circumstances on which they are based change. The actual results may therefore differ from the estimates initially formulated. The estimates and judgments which are mainly used by the Company are detailed in note 2.w) of the appendix to the consolidated financial statements as of December 31, 2025 filed with SEC (20-F) on April 1st, 2026. As of June 30, 2026, the Company has not identified any other significant estimates and judgments that could have an impact on the consolidated financial statements.

Recently issued accounting standards and interpretations	Recently issued accounting standards and interpretations
The following new standards, amendments to existing standards and interpretations have been published and are applicable on January 1, 2026 and, as such, they have been adopted by the Company:
•Amendment to IFRS 9 : Classification and Measurement of Financial Instruments;
•Amendments to IFRS 7 and IFRS 9: Clarification on Nature-dependent electricity contracts.
These recent amended standards have no impact on the interim condensed consolidated financial statements.
The following new standards, amendments to existing standards and interpretations have been published but are not yet applicable on January 1, 2026 or have not yet been adopted by the European Union, and have not been applied early:
• Amendment to IAS 21 : Effects of Changes in Foreign Exchange Rates - Lack of Exchangeability;
•IFRS 18 : Presentation of financial statements;
These standards have not been early applied. Impact studies are in progress.
The accounting rules and valuation principles applied for the financial statements at June 30, 2026 are the same as those applied at December 31, 2025 .

Translation of transactions denominated in foreign currency	Translation of transactions denominated in foreign currency
Foreign currency transactions are translated into the functionnal currency using the following exchange rates:

	June 30, 2026		December 31, 2025		June 30, 2025
€1 equals to	Average rate	Closing rate	Average rate	Closing rate	Average rate	Closing rate
USD	€1.17	€1.14	€1.13	€1.18	€1.09	€1.17